OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 437	$ 357	$ 368
San Diego Gas and Electric Company and Subsidiary [Member]
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	182	153	187
Southern California Gas Company [Member]
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 130	$ 115	$ 97